Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Earnings Per Share
12.1.	Basic earnings per share

	2024	2023	2022
	Cents	Cents	Cents
Basic earnings/(loss) per share from continuing operations attributable to the ordinary equity holders of the Company	15.07	1.63	(33.50)
Total basic earnings/(loss) per share attributable to the ordinary equity holders of the Company	15.07	1.63	(33.50)

12.2.	Diluted earnings per share

	2024	2023	2022
	Cents	Cents	Cents
Diluted earnings/(loss) per share from continuing operations attributable to the ordinary equity holders of the Company	14.46	1.61	(33.50)
Total diluted earnings/(loss) per share attributable to the ordinary equity holders of the Company	14.46	1.61	(33.50)

12.3.	Weighted average number of shares used as the denominator

	2024	2023	2022
	Number	Number	Number
	’000	’000	’000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share	331,226	319,181	310,644
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings/loss per share[1]	345,188	323,710	310,644

1.	For the year ended December 31, 2022 there were 4,436,046 options that were not included in the calculation of diluted earnings as they were antidilutive.